Subsequent Events (Details) - Subsequent events - USD ($) $ / shares in Units, $ in Millions	May 31, 2023	May 09, 2023
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.35
Cash dividends	$ 14.4